Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 7 — Income Taxes

The Company’s tax provision for interim periods is determined using an estimate of its annual effective income tax rate, adjusted for discrete items, if any, that are taken into account in the relevant period. Each quarter, the Company updates its estimated annual effective income tax rate, and if the estimated income tax rate changes, a cumulative adjustment is made.

The effective income tax rates for the first three months of 2017 and 2016 were 31.8% and 37.2%, respectively. The Company recognizes accrued interest and penalties related to uncertain tax positions in income tax expense. It is reasonably possible that, within the next twelve months, the amount of gross unrecognized tax benefits could be reduced by approximately $1.4 million as a result of the closure of tax statutes related to existing uncertain tax positions.

NOTE 7 — Income Taxes

Income before income taxes consists of the following:

	Year Ended December 31,
	2016	2015	2014
	(In millions)
United States	$16.3	$44.9	$54.3
Outside the United States	25.6	25.8	18.5

	$41.9	$70.7	$72.8

Income taxes consists of the following:

	Year Ended December 31,
	2016	2015	2014
	(In millions)
Current expense:
Federal	$0.3	$11.7	$17.6
State	0.2	0.7	0.8
Foreign	6.6	6.0	6.2

	7.1	18.4	24.6
Deferred expense (benefit):
Federal	0.9	2.9	1.1
State	0.5	0.6	(0.8)
Foreign	0.7	(0.4)	0.3

	2.1	3.1	0.6

Income tax expense	$9.2	$21.5	$25.2

A reconciliation of income tax expense computed by applying the statutory federal income tax rate to income before income taxes as recorded is as follows:

	Year Ended December 31,
	2016	2015	2014
	(In millions)
Tax at U.S. statutory rate	$14.7	$24.7	$25.4
Effect of state income taxes, net	0.2	0.6	1.4
Effect of foreign operations	(2.1)	(1.6)	(0.9)
Valuation allowance	0.5	(0.7)	(1.1)
Uncertain tax positions	(4.0)	0.1	0.3
Non-deductible items	0.6	0.5	1.0
Non-deductible compensation	0.8	1.2	0.8
Manufacturer’s deduction	(0.5)	(1.1)	(1.4)
Other, net	(1.0)	(2.2)	(0.3)

Total	$9.2	$21.5	$25.2

Significant components of the Company’s net deferred income tax assets and liabilities are as follows:

	Year Ended December 31,
	2016	2015
	(In millions)
Deferred income tax assets:
Postretirement benefit obligation	$3.6	$4.8
Inventory	13.7	12.0
Net operating loss and credit carryforwards	10.8	6.1
Warranty reserve	2.1	1.9
Accrued litigation	2.8	2.9
Compensation	4.1	6.0
Other	9.8	10.1

Total deferred income tax assets	46.9	43.8
Deferred income tax liabilities:
Depreciation and amortization	16.0	15.2
Pension	22.1	21.0
Intangible assets	23.3	19.3
Other	5.2	1.6

Total deferred income tax liabilities	66.6	57.1

Net deferred income tax liabilities prior to valuation allowances	(19.7)	(13.3)
Valuation allowances	(5.3)	(4.8)

Net deferred income tax liability	$(25.0)	$(18.1)

At December 31, 2016 , the Company has U.S., state and foreign net operating loss carryforwards for income tax purposes. The foreign net operating loss carryforward is $22.1 million , of which $5.5 million expires between 2017 and 2036 and the remainder has no expiration date. The Company has a tax benefit from a state net operating loss carryforward of $2.7 million that expires between 2017 and 2036 . The Company also has a tax benefit from a non-consolidated U.S. net operating loss carryforward of $1.1 million that expires between 2035 and 2036 .

As of December 31, 2016 and 2015 , the Company was not in a cumulative three -year loss position and it was determined that it was more likely than not that its U.S. deferred tax assets will be realized. As of December 31, 2014, the Company reversed a valuation allowance of $1.3 million against its state net operating loss carryforward. As of December 31, 2016 and 2015 , the Company recorded valuation allowances of $4.5 million and $4.2 million , respectively, against certain foreign net deferred tax assets. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income (including reversals of deferred tax liabilities). The Company reviews all valuation allowances related to deferred tax assets and will reverse these valuation allowances, partially or totally, when appropriate under ASC 740.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2016	2015	2014
	(In millions)
Unrecognized Tax Benefit — January 1,	$6.3	$6.5	$5.9
Gross Increases to Tax Positions Related to Prior Years	0.3	0.3	0.8
Gross Decreases to Tax Positions Related to Prior Years	—	(0.1)	(0.2)
Expiration of Statute of Limitations	(3.7)	(0.4)	—

Unrecognized Tax Benefit — December 31,	$2.9	$6.3	$6.5

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate is $2.4 million at December 31, 2016 and $5.5 million at December 31, 2015. The Company recognizes accrued interest and penalties related to unrecognized tax benefits in income tax expense. During the year ended December 31, 2016 and 2015, the Company recognized approximately $(1.4) million and $0.2 million , respectively, in net interest and penalties. The Company had approximately $0.4 million and $1.9 million for the payment of interest and penalties accrued at December 31, 2016 and 2015, respectively. It is reasonably possible that within the next twelve months the amount of gross unrecognized tax benefits could be reduced by approximately $1.4 million as a result of the closure of tax statutes related to existing uncertain tax positions.

The Company is subject to taxation in the U.S. and various state and foreign jurisdictions. The Company’s tax years for 2013 through 2016 remain open for examination by the Internal Revenue Service and 2012 through 2016 remain open for examination by various state and foreign taxing authorities.

Deferred taxes have not been provided on approximately $131.1 million of undistributed earnings of the Company’s foreign subsidiaries as it is the Company’s policy and intent to permanently reinvest such earnings. The Company has determined that it is not practicable to determine the unrecognized tax liability on such undistributed earnings.